Changes to functional and presenatation currencies - Additional Information (Details)	6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 € / shares
Disclosure of changes in accounting estimates [line items]
Earnings per share, basic (in dollars per share) | $ / shares	$ 0.1097	$ 0.0878
Earnings per share, diluted (in dollars per shares) | $ / shares	$ 0.1093	$ 0.0874
Previously stated
Disclosure of changes in accounting estimates [line items]
Earnings per share, basic (in dollars per share) | € / shares			€ 0.0804
Earnings per share, diluted (in dollars per shares) | € / shares			€ 0.0800